Other income and expenses	12 Months Ended
Dec. 31, 2020
Other income and expenses
Other income and expenses

8 Other income and expenses

8.1Other operating income

in EUR k	2018	2019	2020
Government grants	1,611	2,641	2,152
Gain on disposal of property, plant and equipment	—	532	2
Exchange rate gains	147	314	—
Income from the reversal of provisions	309	89	—
Others	239	205	240
Total other operating income	2,306	3,781	2,394

Government grants contain performance-based grants to subsidize research, development and innovation in the state of Mecklenburg-Western Pomerania from funds granted by the European Regional Development Fund. Furthermore, government grants contain the release of deferred income from investment related grants.

In July 2019, the Group entered into a sale and leaseback transaction. According to which, the Group sold the Rostock headquarters building to a third party and then leased the building from the third party for a period of 12 years at a fixed rate per month with the option to extend. The sale of the Rostock headquarters in 2019 resulted in a gain of EUR 532k  and was recognized in the period of sale (See note 13.1).

8.2Other operating expenses

in EUR k	2018	2019	2020
Currency losses	250	192	10
Other	23	1,092	172
Total other operating expenses	273	1,284	182

Other operating expenses for the year ended December 31, 2019 included costs incurred related to the IPO charged to profit and loss of EUR 1,092k (2018: EUR nil).

During the year ended December 31, 2020, the Group disposed of its entire 51% interest in LPC GmbH (“LPC”) to the minority shareholders for a consideration of EUR 213k, of which EUR 200k is to be paid over a period of four years and EUR 150k is outstanding as of December 31, 2020 (included in other assets, see note 15). The related non-controlling interest of EUR 268k (accumulated share of loss) was debited to profit or loss, and the sale resulted in a loss of EUR 101k.

8.3Financial costs, net

in EUR k	2018	2019	2020
Interest expenses from loans	(922)	(1,690)	(173)
Currency losses	—	—	(362)
Unwinding of the discount on lease liabilities	(153)	(339)	(865)
Interest income from loans and receivables	33	16	6
Total	(1,042)	(2,013)	(1,394)

8.4Employee benefits expense

in EUR k	2018	2019	2020
Wages and salaries	17,965	23,854	31,121
Social security contributions	2,492	3,212	4,095
Share‑based payments	5,521	5,714	3,486
Termination benefits	56	63	569
Total	26,034	32,843	39,271

Social security contributions include contributions to state pension scheme of EUR 1,851k (2019: EUR 1,136k; 2018: EUR 1,046k) as defined contribution plan expenses. Additionally, the Company recognized compensation expense of EUR 2,775k (2019: EUR 1,203k; 2018: EUR 341k) for remuneration of supervisory board members, including share-based payments (see note 25).